Common Stock (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Schedule of Reserved Authorized Shares of Common Stock for Potential Conversion

The following number of shares of common stock has been reserved for the potential conversion of Preferred Stock and warrants to purchase Preferred Stock, vesting of restricted stock awards and RSUs, and exercise of stock options (in thousands):

	December 31,
	2015	2014
Conversion of Series A redeemable convertible preferred stock	6,009	6,009
Conversion of Series B redeemable convertible preferred stock	10,554	10,554
Conversion of Series B redeemable convertible preferred stock warrant	210	210
Conversion of Series C redeemable convertible preferred stock	3,866	3,866
Conversion of Series C redeemable convertible preferred stock warrant	35	35
Conversion of Series D redeemable convertible preferred stock	3,748	3,748
Vesting of restricted stock	192	322
Vesting of restricted stock units	1,064	—
Options to purchase common stock	2,472	2,299

Total	28,150	27,043